Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
OTHER EXPENSES
Summary of Other Miscellaneous Operating Expenses

Other miscellaneous operating expenses for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Other Expenses	ThCh$	ThCh$	ThCh$
Other supplies and services	(22,910,010)	(17,064,008)	(23,962,717)
Professional, outsourced and other services	(43,762,468)	(58,622,123)	(55,571,694)
Repairs and maintenance	(49,671,615)	(13,999,283)	(11,030,522)
Indemnities and fines	(455,825)	(776,011)	(3,046,557)
Taxes and charges	(4,415,819)	(5,105,235)	(4,972,995)
Insurance premiums	(15,794,761)	(13,277,718)	(17,148,278)
Leases and rental costs	(4,494,358)	(2,969,436)	(3,250,503)
Marketing, public relations and advertising	(2,440,070)	(2,501,027)	(3,736,414)
Written-off Huechún and Chillán projects (*)	—	—	(36,480,223)
Written-off projects in progress (*)	—	(25,105,911)	—
Other supplies	(10,774,808)	(11,188,148)	(6,132,681)
Travel expenses	(2,825,604)	(3,445,944)	(3,190,662)
Environmental expenses	(9,664,683)	(7,769,230)	(2,245,891)
Total	(167,210,021)	(161,824,074)	(170,769,137)

(*)See Note 18.e.viii.